Cash flow statement supplementary information - Reconciliation of liabilities arising from financing activities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		€ (1,192)		€ (53)	[1]
Bank borrowings [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		190		1,470
Increase (decrease) through financing cash flows, liabilities arising from financing activities		21		(22)	[1]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		0		(21)
Increase (decrease) through other changes, liabilities arising from financing activities		0	[2]	0
Increase (decrease) through transfer to liabilities directly associated with assets held for sale, liabilities arising from financing activities				(1,238)
Liabilities arising from financing activities at end of period		211		190
Bonds [Member] | Euro [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		997
Increase (decrease) through financing cash flows, liabilities arising from financing activities		990		997	[1]
Increase (decrease) through other changes, liabilities arising from financing activities		1	[2]	0
Liabilities arising from financing activities at end of period				997
Bonds [Member] | US Dollar [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		2,137		3,608
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(866)		(1,184)	[1]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		31		(287)
Increase (decrease) through other changes, liabilities arising from financing activities		0	[2]	1
Liabilities arising from financing activities at end of period				2,137
Equity [member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		(1,500)		(181)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(1,351)		168	[1]
Increase (decrease) through other changes, liabilities arising from financing activities		1,558	[2]	(1,487)
Liabilities arising from financing activities at end of period		(1,293)		(1,500)
EUR Bond [member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at end of period		1,988
Forward contracts equity [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Increase (decrease) through other changes, liabilities arising from financing activities		124	[2],[3]	(1,018)	[4],[5]
Forward contracts long term [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		970
Increase (decrease) through other changes, liabilities arising from financing activities		(163)	[2],[3]	970	[4],[5]
Liabilities arising from financing activities at end of period		88		970
Forward contracts short term [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		49
Increase (decrease) through other changes, liabilities arising from financing activities		39	[2],[3]	49	[4],[5]
Liabilities arising from financing activities at end of period		894		49
Lease liabilities [member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		281		279
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(18)		12	[1]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		13		(20)
Increase (decrease) through other changes, liabilities arising from financing activities		53	[2]	29
Increase (decrease) through transfer to liabilities directly associated with assets held for sale, liabilities arising from financing activities				(18)
Liabilities arising from financing activities at end of period		330		281
Long-term borrowings including current portion of long-term borrowings [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period	[7]	4,595	[6]	5,396
Increase (decrease) through financing cash flows, liabilities arising from financing activities		126	[6]	(327)	[7]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	[6]	45
Increase (decrease) through other changes, liabilities arising from financing activities		(109)	[2],[6]	998	[4],[7]
Increase (decrease) through transfer to liabilities directly associated with assets held for sale, liabilities arising from financing activities	[7]			(1,255)
Liabilities arising from financing activities at end of period	[6]	4,657		4,595	[7]
Other long-term debt [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		20		39
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(1)		(20)	[1]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		0		1
Increase (decrease) through other changes, liabilities arising from financing activities		0	[2]	(1)
Increase (decrease) through transfer to liabilities directly associated with assets held for sale, liabilities arising from financing activities				0
Liabilities arising from financing activities at end of period		18		20
Other short-term loans [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period				2
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[1]			(1)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities				0
Increase (decrease) through transfer to liabilities directly associated with assets held for sale, liabilities arising from financing activities				(2)
Sale of Lighting Shares Net of Costs [member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[1]			1,060
Increase (decrease) through other changes, liabilities arising from financing activities				(1,060)
Short-term bank borrowings [Member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		71		207
Increase (decrease) through financing cash flows, liabilities arising from financing activities		34		(3)	[1]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(29)		(49)
Increase (decrease) through transfer to liabilities directly associated with assets held for sale, liabilities arising from financing activities				(84)
Liabilities arising from financing activities at end of period		76		71
Short-term borrowings [member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period	[7]	120	[6]	210
Increase (decrease) through financing cash flows, liabilities arising from financing activities		34	[6]	(49)	[7]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	[6]	(29)
Increase (decrease) through other changes, liabilities arising from financing activities		39	[2],[6]	49	[4],[7]
Increase (decrease) through transfer to liabilities directly associated with assets held for sale, liabilities arising from financing activities	[7]			(86)
Liabilities arising from financing activities at end of period	[6]	164		120	[7]
Treasury shares [member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		(481)		(181)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(948)		(414)	[1]
Increase (decrease) through other changes, liabilities arising from financing activities	[2]			1,030
Liabilities arising from financing activities at end of period		(399)		(481)
USD Bond [member]
Cash flow statement supplementary information - Text Details (Detail) [Line Items]
Liabilities arising from financing activities at beginning of period		2,137
Liabilities arising from financing activities at end of period		€ 1,303		€ 2,137

[1]	Cash flow includes cash movements related to Lighting from January to April 2017, and therefore does not equal cash flow financing activities in the consolidated statements of cash flows.
[2]	Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities
[3]	The forward contracts are related to the share buyback program and LTI plans
[4]	Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities
[5]	The forward contracts are mainly related to the share buyback program
[6]	Long-term debt includes the short-term portion of long-term debt, and short-term debt excludes the short-term portion of the long-term debt.
[7]	Long-term debt includes the short-term portion of long-term debt, and short-term debt excluding the short-term portion of long-term debt.